FIRST AMERICAN STRATEGY FUNDS, INC.
                                             ...............................
                                                     1998 SEMI ANNUAL REPORT





                                    [GRAPHIC]

                       THE POWER OF DISCIPLINED INVESTING

                                TABLE OF CONTENTS

                                 March 31, 1998

Message To Shareholders..................................................Page 1

Economic and Investment Review...........................................Page 2

Statements of Net Assets.................................................Page 7

Statements of Operations.................................................Page 11

Statements of Changes in Net Assets......................................Page 12

Financial Highlights.....................................................Page 14

Notes to Financial Statements............................................Page 16

Notice to Shareholders...................................................Page 21

                             MESSAGE TO SHAREHOLDERS

                                 March 31, 1998

Dear Fellow Shareholder:

   On behalf of the Board of Directors of First American Funds, I am pleased to report to you that we have experienced solid investment performance and asset growth in keeping with the ongoing strength of the economy and overall positive market conditions. As of March 31, 1998, total assets in the First American Strategy Funds had surpassed $444 million, up from $93 million just six months ago. This growth has not come at the expense of quality. First American Funds are on track to continue to produce competitive investment results for our shareholders.

   The Fund's Board of Directors recently approved a recommendation to change the name of four of the underlying portfolios of the First American Funds in which Strategy Funds may invest. These name changes will not affect the fund's objectives and will result in fund names which are more reflective of their investment style. The name changes will be effective on May 29, 1998. The chart below shows which funds are changing names.

   CURRENT NAME                             NEW NAME
   Stock Fund                               Large Cap Value Fund
   Special Equity Fund                      Mid Cap Value Fund
   Diversified Growth Fund                  Large Cap Growth Fund
   Emerging Growth Fund                     Small Cap Growth Fund

   In November, 1997, we introduced the First American Small Cap Value Fund, which is currently a component in three of the four First American Strategy Funds.

   Later this year we will be introducing six new funds to the First American Funds family. Two tax free bond funds: Tax Free and Minnesota Tax Free, will have longer maturities than the current tax free fund offerings. An additional bond fund, Adjustable Rate Mortgage Securities, will also be introduced. The new First American Strategic Income Fund will invest in three distinct bond sectors, domestic investment grade, international, and high yield corporates. Two new equity funds, a Mid Cap Growth Fund and an Emerging Markets Fund, will also be offered. If you have questions on these new funds, please contact your investment advisor.

   On the following pages is an economic and investment review which will provide you with a complete analysis of the stock and bond markets. The final section of this report highlights the financial statements for each First American Strategy Fund.

   The Board of Directors thanks you for your continued support and confidence in First American Funds. We are confident that the Funds' tradition of conservative management, competitive results and innovative products will continue to serve you well.

Sincerely,

/s/ Virginia L. Stringer

Virginia L. Stringer
Chairman
First American Strategy Funds, Inc.

                         ECONOMIC AND INVESTMENT REVIEW

                                 March 31, 1998


                             STRONG DOMESTIC ECONOMY

   One of the major investment themes developing so far this year is the ongoing strength of the domestic economy and financial markets. Indeed, far from the slowdown that was widely expected at the end of 1997, business activity accelerated during the first quarter, while interest rates continued to decline. This combination, in turn, has improved the earnings outlook and market valuations for many companies and helped push the major stock market indices to new records. Although the pace of growth during the first quarter is not likely to be sustained throughout the year, if the first three months are any guide, 1998 should be another remarkable year for U.S. investors.

   As the U.S. economy enters its eighth consecutive year of expansion, these are truly extraordinary times. Never before has the domestic economy been on such a sound footing this late in the business cycle. Few, if any, of the typical imbalances that bring such cycles to an end are currently present--inventories are at reasonable levels, inflation remains well contained, household finances and corporate balance sheets are healthy, and there have been no "supply shocks" or production bottlenecks to disrupt the flow of goods and services. Although the economic crisis in Asia is a serious concern, and will likely slow the pace of growth in the U.S. later this year, there is every reason to believe the domestic economy will continue to grow and that this will become the longest peacetime expansion on record.

   The consumer sector, which accounts for fully two-thirds of the total economy, continues to benefit from a combination of factors, including a tight labor market, low inflation and declining interest rates. Consumers are very optimistic in their outlook and are spending money on everything from cars and appliances to mutual funds.

                         ECONOMIC AND INVESTMENT REVIEW

                                 March 31, 1998


                               [PLOT POINTS GRAPH]
                Line graph depicting the U.S. unemployment rate.

                             U.S. UNEMPLOYMENT RATE
                                    PERCENT
                JAN-90    5.40                 JAN-94    6.60
                FEB-90    5.30                 FEB-94    6.60
                MAR-90    5.20                 MAR-94    6.50
                APR-90    5.40                 APR-94    6.40
                MAY-90    5.40                 MAY-94    6.00
                JUN-90    5.20                 JUN-94    6.10
                JUL-90    5.50                 JUL-94    6.10
                AUG-90    5.70                 AUG-94    6.10
                SEP-90    5.90                 SEP-94    5.90
                OCT-90    5.90                 OCT-94    5.80
                NOV-90    6.20                 NOV-94    5.60
                DEC-90    6.30                 DEC-94    5.40
                JAN-91    6.40                 JAN-95    5.60
                FEB-91    6.60                 FEB-95    5.40
                MAR-91    6.80                 MAR-95    5.40
                APR-91    6.70                 APR-95    5.70
                MAY-91    6.90                 MAY-95    5.60
                JUN-91    6.90                 JUN-95    5.60
                JUL-91    6.80                 JUL-95    5.70
                AUG-91    6.90                 AUG-95    5.70
                SEP-91    6.90                 SEP-95    5.70
                OCT-91    7.00                 OCT-95    5.60
                NOV-91    7.00                 NOV-95    5.60
                DEC-91    7.30                 DEC-95    5.60
                JAN-92    7.30                 JAN-96    5.70
                FEB-92    7.40                 FEB-96    5.50
                MAR-92    7.40                 MAR-96    5.50
                APR-92    7.40                 APR-96    5.50
                MAY-92    7.60                 MAY-96    5.50
                JUN-92    7.80                 JUN-96    5.30
                JUL-92    7.70                 JUL-96    5.50
                AUG-92    7.60                 AUG-96    5.20
                SEP-92    7.60                 SEP-96    5.20
                OCT-92    7.30                 OCT-96    5.30
                NOV-92    7.40                 NOV-96    5.40
                DEC-92    7.40                 DEC-96    5.30
                JAN-93    7.30                 JAN-97    5.30
                FEB-93    7.10                 FEB-97    5.30
                MAR-93    7.00                 MAR-97    5.20
                APR-93    7.10                 APR-97    5.00
                MAY-93    7.10                 MAY-97    4.80
                JUN-93    7.00                 JUN-97    5.00
                JUL-93    6.90                 JUL-97    4.90
                AUG-93    6.80                 AUG-97    4.90
                SEP-93    6.70                 SEP-97    4.90
                OCT-93    6.80                 OCT-97    4.80
                NOV-93    6.60                 NOV-97    4.60
                DEC-93    6.50                 DEC-97    4.70
                                               JAN-98    4.70
                                               FEB-98    4.60
                                               MAR-98    4.70


   Capital investment also continues at a rapid pace, as companies look for new ways to increase efficiency. Strong growth in labor productivity over recent years has been an important element in sustaining the economic expansion, by allowing wages to rise without increasing overall production costs and, thereby, keeping inflation low. The capital spending boom is likely to slow somewhat in the months ahead, but will continue to be a source of growth for the overall economy.

                         ECONOMIC AND INVESTMENT REVIEW

                                 March 31, 1998


                                    INFLATION

   Inflation--or really the lack of it--is another key element in the outlook for the economy and financial markets. The slowdown in inflation over the past several quarters has been driven primarily by three factors: strong growth in labor productivity, reflecting the rapid pace of technological change and capital investment in the U.S.; intense international competition and the expansion of global trade, which limits "pricing power" for both domestic and foreign producers; and steep declines in world prices for most industrial and agricultural commodities.


                              [PLOT POINTS GRAPH]
                Line graph depicting the Consumer Price Index on
                      a "year ago percentage change" basis.

                              CONSUMER PRICE INDEX
                             YEAR-AGO PERCENT CHANGE

                JAN-90    5.19                    JAN-94    2.52
                FEB-90    5.26                    FEB-94    2.44
                MAR-90    5.15                    MAR-94    2.58
                APR-90    4.71                    APR-94    2.36
                MAY-90    4.36                    MAY-94    2.29
                JUN-90    4.75                    JUN-94    2.56
                JUL-90    4.82                    JUL-94    2.70
                AUG-90    5.70                    AUG-94    2.97
                SEP-90    6.16                    SEP-94    2.96
                OCT-90    6.37                    OCT-94    2.68
                NOV-90    6.27                    NOV-94    2.74
                DEC-90    6.25                    DEC-94    2.60
                JAN-91    5.64                    JAN-95    2.87
                FEB-91    5.31                    FEB-95    2.86
                MAR-91    4.90                    MAR-95    2.79
                APR-91    4.81                    APR-95    3.05
                MAY-91    5.03                    MAY-95    3.12
                JUN-91    4.69                    JUN-95    2.97
                JUL-91    4.36                    JUL-95    2.83
                AUG-91    3.80                    AUG-95    2.55
                SEP-91    3.39                    SEP-95    2.54
                OCT-91    2.85                    OCT-95    2.74
                NOV-91    3.06                    NOV-95    2.60
                DEC-91    2.98                    DEC-95    2.60
                JAN-92    2.67                    JAN-96    2.72
                FEB-92    2.82                    FEB-96    2.72
                MAR-92    3.19                    MAR-96    2.91
                APR-92    3.18                    APR-96    2.90
                MAY-92    3.02                    MAY-96    2.89
                JUN-92    3.01                    JUN-96    2.82
                JUL-92    3.15                    JUL-96    2.95
                AUG-92    3.07                    AUG-96    2.88
                SEP-92    2.99                    SEP-96    3.00
                OCT-92    3.28                    OCT-96    2.99
                NOV-92    3.12                    NOV-96    3.18
                DEC-92    2.96                    DEC-96    3.31
                JAN-93    3.18                    JAN-97    3.04
                FEB-93    3.24                    FEB-97    3.03
                MAR-93    3.02                    MAR-97    2.70
                APR-93    3.15                    APR-97    2.43
                MAY-93    3.22                    MAY-97    2.23
                JUN-93    3.00                    JUN-97    2.30
                JUL-93    2.84                    JUL-97    2.16
                AUG-93    2.84                    AUG-97    2.22
                SEP-93    2.76                    SEP-97    2.22
                OCT-93    2.75                    OCT-97    2.08
                NOV-93    2.67                    NOV-97    1.89
                DEC-93    2.81                    DEC-97    1.70
                                                  JAN-98    1.57
                                                  FEB-98    1.44
                                                  MAR-98    1.38

   We believe that the overall trend of "disinflation" in consumer prices should continue in the months ahead, even though the rate of productivity growth may slow and the decline in world commodity prices may already be leveling off. The strong U.S. dollar will keep import prices low, and any slowdown in domestic demand will further limit pricing power for most companies. In fact, the spread of deflation from the producer to the consumer level may pose a larger threat to the overall outlook than the possibility of rising prices. To be sure, if the U.S. economy slows more dramatically than expected, price cuts will be seen for a wide variety of goods and services, putting even more pressure on profit margins for many companies.

                         ECONOMIC AND INVESTMENT REVIEW

                                 March 31, 1998

                                 THE BOND MARKET

   The bond market rally continued during the first weeks of 1998, which brought some long-term interest rates near their historic lows. As the first quarter progressed, however, bond yields drifted higher and finished the quarter at roughly the same level as at the end of last year.

   Long-term interest rates should continue to decline if, as expected, the pace of growth weakens and inflation continues to slow in the months ahead. As long as the Federal Reserve keeps monetary policy on hold, however, short-term interest rates will remain near their current levels. Under this scenario, it is possible that the yield curve could invert temporarily in the weeks or months ahead, with long-term interest rates falling below the level of short-term rates. If this scenario does unfold, the Fed would likely ease policy fairly quickly; thus, sending short-term rates lower and allowing the yield curve to resume its more normal positive slope.

   Capital investment also continues at a rapid pace, as companies look for new ways to increase efficiency. Strong growth in labor productivity over recent years has been an important element in sustaining the economic expansion, by allowing wages to rise without increasing overall production costs and, thereby, keeping inflation low. The capital spending boom is likely to slow somewhat in the months ahead, but will continue to be a source of growth for the overall economy.

                                THE STOCK MARKET

   As the current U.S. economic expansion enters its eighth year, the trend in domestic stock prices remains positive, although occasionally volatile. All major domestic indices experienced double-digit gains during the first quarter of 1998, with larger growth companies leading the way. This advance leaves large segments of the market, including many blue chips, fully valued or overvalued and therefore vulnerable to correction. A correction could occur in response to bad news, the most likely source of which is probably weak corporate earnings.

                         ECONOMIC AND INVESTMENT REVIEW

                                 March 31, 1998


   However, because we are unable to forecast the end of the expansion, and because the environment for equities remains generally favorable, we expect the long-term positive trend to remain intact. Outside the U.S., European stocks are making impressive gains this year amid continuing economic recovery and corporate restructuring. The Asian Pacific markets are mixed, with some enjoying a rebound and others still reflecting significant investor concern.

   We are pleased to fulfill your unique investment needs through the distinct investment disciplines represented by the First American Funds. Our twin focus on competitive investment return and control of risk will help you achieve your long term investment goals. We appreciate your confidence and look forward to serving you in the coming year.

Sincerely,

/s/ John M. Murphy, Jr.

John M. Murphy, Jr.
Chairman and Chief Investment Officer
First American Asset Management

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                   Unaudited

                                  INCOME FUND


DESCRIPTION                                                     SHARES   VALUE (000)
------------------------------------------------------------------------------------
FIXED INCOME FUND - 68.7%
First American Investment Funds, Inc.
 Fixed Income Fund                                           5,459,949     $60,714
                                                                           -------
TOTAL FIXED INCOME FUND
 Cost ($60,288)                                                             60,714
                                                                           =======
EQUITY FUNDS - 24.5%
First American Investment Funds, Inc.
 Equity Income Fund                                          1,077,023      18,137
 Real Estate Securities Fund                                   244,527       3,568
                                                                           -------
TOTAL EQUITY FUNDS
 Cost ($20,275)                                                             21,705
                                                                           =======
MONEY MARKET FUND - 5.3%
First American Funds, Inc.
 Prime Obligations Fund                                      4,654,530       4,655
                                                                           -------
TOTAL MONEY MARKET FUND
 Cost ($4,655)                                                               4,655
                                                                           =======
TOTAL INVESTMENTS - 98.5%
 Cost ($85,218)                                                             87,074
                                                                           =======
Other Assets and Liabilities, Net - 1.5%                                     1,303
                                                                           -------
NET ASSETS:
Portfolio shares - ($.01 par value - 20 billion authorized)
 based on 7,868,405 outstanding shares                                     $84,443
Undistributed net investment income                                             47
Accumulated net realized gain on investments                                 2,031
Net unrealized appreciation of investments                                   1,856
                                                                           -------
TOTAL NET ASSETS - 100.0%                                                  $88,377
                                                                           =======
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE          $   11.23
                                                                           =======

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                   Unaudited

                            GROWTH AND INCOME FUND


DESCRIPTION                                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------------
EQUITY FUNDS - 50.3%
First American Investment Funds, Inc.
 Large Cap Growth Fund                                        1,371,322     $25,013
 Small Cap Growth Fund*                                         683,702      11,657
 International Fund                                             760,073      10,291
 Real Estate Securities Fund                                    714,159      10,420
 Mid Cap Value Fund                                             888,555      20,570
 Large Cap Value Fund                                           930,519      24,984
 Small Cap Value Fund                                           631,692      11,465
                                                                           --------
TOTAL EQUITY FUNDS
 Cost ($106,067)                                                            114,400
                                                                           ========
FIXED INCOME FUND - 44.6%
First American Investment Funds, Inc.
 Fixed Income Fund                                            9,116,242     101,373
                                                                           --------
TOTAL FIXED INCOME FUND
 Cost ($100,147)                                                            101,373
                                                                           ========
MONEY MARKET FUND - 5.0%
First American Funds, Inc.
 Prime Obligations Fund                                      11,372,034      11,372
                                                                           --------
TOTAL MONEY MARKET FUND
 Cost ($11,372)                                                              11,372
                                                                           ========
TOTAL INVESTMENTS - 99.9%
 Cost ($217,586)                                                            227,145
                                                                           ========
Other Assets and Liabilities, Net - 0.1%                                        147
                                                                           --------
NET ASSETS:
Portfolio shares - ($.01 par value - 20 billion authorized)
 based on 18,626,209 outstanding shares                                    $207,816
Undistributed net investment income                                             136
Accumulated net realized gain on investments                                  9,781
Net unrealized appreciation of investments                                    9,559
                                                                           --------
TOTAL NET ASSETS -- 100.0%                                                 $227,292
                                                                           ========
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE             $ 12.20
                                                                           ========

*Currently non-income producing security.


The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                   Unaudited

                                  GROWTH FUND


DESCRIPTION                                                     SHARES    VALUE (000)
-------------------------------------------------------------------------------------
EQUITY FUNDS - 65.0%
First American Investment Funds, Inc.
 Large Cap Growth Fund                                         385,887      $7,038
 Small Cap Growth Fund*                                        400,182       6,823
 International Fund                                            410,254       5,555
 Mid Cap Value Fund                                            287,935       6,666
 Large Cap Value Fund                                          260,223       6,987
 Small Cap Value Fund                                          374,652       6,800
                                                                           -------
TOTAL EQUITY FUNDS
 Cost ($36,912)                                                             39,869
                                                                           =======
FIXED INCOME FUND - 29.7%
First American Investment Funds, Inc.
 Fixed Income Fund                                           1,641,849      18,257
                                                                           -------
TOTAL FIXED INCOME FUND
 Cost ($18,139)                                                             18,257
                                                                           =======
MONEY MARKET FUND - 5.2%
First American Funds, Inc.
 Prime Obligations Fund                                      3,185,762       3,186
                                                                           -------
TOTAL MONEY MARKET FUND
 Cost ($3,186)                                                               3,186
                                                                           =======
TOTAL INVESTMENTS - 99.9%
 Cost ($58,237)                                                             61,312
                                                                           =======
Other Assets and Liabilities, Net - 0.1%                                        57
                                                                           -------
NET ASSETS:
 Portfolio shares - ($.01 par value - 20 billion authorized)
  based on 4,834,343 outstanding shares                                    $54,931
 Distribution in excess of net investment income                                 2
 Accumulated net realized gain on investments                                3,361
 Net unrealized appreciation of investments                                  3,075
                                                                           -------
TOTAL NET ASSETS - 100.0%                                                  $61,369
                                                                           =======
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE                                                           $ 12.69
                                                                           =======

*Currently non-income producing security.



The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                   Unaudited

                            AGGRESSIVE GROWTH FUND


DESCRIPTION                                                        SHARES     VALUE (000)
-----------------------------------------------------------------------------------------
EQUITY FUNDS - 80.1%
First American Investment Funds, Inc.
 Large Cap Growth Fund                                            430,965       $ 7,861
 Small Cap Growth Fund*                                           445,486         7,596
 Health Sciences Fund                                             261,871         2,985
 International Fund                                               583,550         7,901
 Mid Cap Value Fund                                               337,234         7,807
 Large Cap Value Fund                                             291,512         7,827
 Technology Fund*                                                 154,518         2,970
 Small Cap Value Fund                                             417,019         7,569
                                                                                -------
TOTAL EQUITY FUNDS
 Cost ($48,789)                                                                  52,516
                                                                                =======
FIXED INCOME FUND - 15.0%
First American Investment Funds, Inc.
 Fixed Income Fund                                                892,454         9,813
                                                                                -------
TOTAL FIXED INCOME FUND
 Cost ($9,831)                                                                    9,813
                                                                                =======
MONEY MARKET FUND - 5.0%
First American Funds, Inc.
 Prime Obligations Fund                                         3,302,963         3,303
                                                                                -------
TOTAL MONEY MARKET FUND
 Cost ($3,303)                                                                    3,303
                                                                                =======
TOTAL INVESTMENTS - 100.1%
 Cost ($61,923)                                                                  65,632
                                                                                =======
Other Assets and Liabilities, Net - (0.1)%                                          (65)
                                                                                -------
NET ASSETS:
 Portfolio shares - ($.01 par value - 20 billion authorized)
    based on 4,933,354 outstanding shares                                       $58,144
 Undistributed net investment income                                                  1
 Accumulated net realized gain on investments                                     3,713
 Net unrealized appreciation of investments                                       3,709
                                                                                -------
TOTAL NET ASSETS - 100.0%                                                       $65,567
                                                                                =======
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE                 $ 13.29
                                                                                =======

*Currently non-income producing security.




The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS
                 For the six month period ended March 31, 1998
                                   Unaudited


                                                                GROWTH
                                                                   AND                   AGGRESSIVE
                                                  INCOME        INCOME        GROWTH         GROWTH
                                                    FUND          FUND          FUND           FUND
                                               .........    ..........     .........    ...........
INVESTMENT INCOME:
 Income distributions from underlying funds       $1,560       $ 2,745        $  645         $  557
                                                  ======       =======        ======         ======
Total investment income                            1,560         2,745           645            557
                                                  ======       =======        ======         ======
EXPENSES:
 Investment advisory fees                             80           194            53             55
 Less: Waiver of investment advisory fees            (80)          (94)          (53)           (55)
 Less: Reimbursement of expenses by adviser         (108)         (327)          (73)           (74)
 Shareholder servicing fee                            80           194            53             55
 Administrator fees                                   35            86            24             24
 Transfer agent fees                                  13            14            12             10
 Amortization of organizational costs                  2             2             2              2
 Custodian fees                                       10            23             6              7
 Directors' fees                                      --            --            --             --
 Registration fees                                    24            48            14             15
 Professional fees                                    12            28             8              8
 Printing                                             10            23             6              7
 Other                                                 2             4             1              1
                                                  ------       -------        ------         ------
TOTAL EXPENSES AFTER WAIVERS
 AND REIMBURSEMENTS                                   80           195            53             55
                                                  ======       =======        ======         ======
Investment income - net                            1,480         2,550           592            502
                                                  ------       -------        ------         ------
REALIZED AND UNREALIZED GAINS
ON INVESTMENTS - NET:
Realized capital gain distributions received
 from investments                                    949         6,699         2,429          3,047
Net realized gain on investments                   1,154         3,345         1,011            661
Net change in unrealized
 appreciation of investments                         491         1,155           264          1,422
                                                  ------       -------        ------         ------
Net gains on investments                           2,594        11,199         3,704          5,130
                                                  ------       -------        ------         ------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                        $4,074       $13,749        $4,296         $5,632
                                                  ======       =======        ======         ======


The accompanying notes are an integral part of the financial statements.

                   STATEMENTS OF CHANGES IN NET ASSETS (000)
                                   Unaudited


                                                INCOME FUND            GROWTH AND INCOME FUND
                                         .......................      .......................
                                         10/1/97     10/1/96 (2)        10/1/97   10/1/96 (2)
                                              to              to             to            to
                                         3/31/98         9/30/97        3/31/98       9/30/97
                                         -------    ------------      ---------   -----------
OPERATIONS:
Investment income - net                  $ 1,480        $   585        $  2,550       $   291
Realized capital gain distributions
 received from investments                   949             11           6,699            52
Net realized gain on investments           1,154             12           3,345           201
Net change in unrealized appreciation
 of investments                              491          1,025           1,155         1,980
                                         -------      ----------       ---------    ----------
Net increase in net assets resulting
 from operations                           4,074          1,633          13,749         2,524
                                         -------      ----------       ---------    ----------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Investment Income - net                   (1,430)          (585)         (2,372)         (291)
Realized gain on investments                 (86)            (2)           (315)           (1)
                                         -------      ----------       ---------    ----------
TOTAL DISTRIBUTIONS                       (1,516)          (587)         (2,687)         (292)
                                         -------      ----------       ---------    ----------
CAPITAL SHARE TRANSACTIONS (1):
 Proceeds from sales                      58,230         43,502          74,545        33,212
 Shares issued in connection with
  Qualivest merger                        10,015             --         139,897            --
 Reinvestment of distributions             1,382            544           2,340           269
 Payments for redemptions                (19,927)        (8,973)        (28,117)       (8,148)
                                         =======      ==========       =========    ==========
 Increase in net assets from capital
  share transactions                      49,700         35,073         188,665        25,333
                                         -------      ----------       ---------    ----------
TOTAL INCREASE IN NET ASSETS              52,258         36,119         199,727        27,565
NET ASSETS AT BEGINNING OF PERIOD         36,119             --          27,565            --
                                         =======      ==========       =========    ==========
NET ASSETS AT END OF PERIOD(3)           $88,377        $36,119        $227,292       $27,565
                                         =======      ==========       =========    ==========
(1) CAPITAL SHARE TRANSACTIONS:
   Shares issued                           5,295          4,152           6,403         3,057
   Shares issued in connection with
    Qualivest merger                         918             --          12,099            --
   Shares issued in lieu
    of cash distributions                    125             52             202            24
   Shares redeemed                        (1,808)          (866)         (2,422)         (737)
                                         =======      ==========       =========    ==========
NET INCREASE IN CAPITAL SHARES             4,530          3,338          16,282         2,344
                                         =======      ==========       =========    ==========

(2) Commenced operations on October 1, 1996.
(3) Includes undistributed net investment income (000) of $46 and $0 for Income Fund, $136 and $0 for Growth and Income Fund, $1 and $0 for Growth Fund, and $1 and $0 for Aggressive Growth Fund at March 31, 1998 and September 30, 1997, respectively.


The accompanying notes are an integral part of the financial statements.

        GROWTH FUND            AGGRESSIVE GROWTH FUND
 ........................     ........................
   10/1/97    10/1/96 (2)       10/1/97    10/1/96 (2)
        to             to            to             to
   3/31/98        9/30/97       3/31/98        9/30/97
 ---------    -----------     ---------    -----------

   $   592        $    86       $   502        $    34

     2,429             54         3,047             64
     1,011             26           661              4

       264          1,218         1,422          1,303
   -------        --------      -------        --------

     4,296          1,384         5,632          1,405
   -------        --------      -------        --------


      (582)           (86)         (490)           (34)
      (146)            (1)          (74)            (1)
   -------        ----------    -------        --------
      (728)           (87)         (564)           (35)
   -------        ---------     -------        --------

    27,873         16,210        24,062         13,401


    28,454             --        32,858             --
       692             83           553             33
   (14,894)        (1,914)      (10,699)        (1,079)
   =======        =========     =======        ========

    42,125         14,379        46,774         12,355
   -------        ---------     -------        --------
    45,693         15,676        51,842         13,725

    15,676             --        13,725             --
   =======        =========     =======        ========
   $61,369        $15,676       $65,567        $13,725
   =======        =========     =======        ========

     2,337          1,462         1,967          1,188
     2,408             --         2,705             --
        59              7            46              3
    (1,263)          (176)         (876)          (100)
   =======        =========     =======        ========
     3,541          1,293         3,842          1,091
   =======        =========     =======        ========

                              FINANCIAL HIGHLIGHTS
              For the six months ended March 31, 1998 (unaudited)
                    and the period ended September 30, 1997.
                 For a share outstanding throughout the period

                         NET ASSET                REALIZED AND    DIVIDENDS
                           VALUE         NET       UNREALIZED     FROM NET    DISTRIBUTIONS
                         BEGINNING   INVESTMENT     GAINS ON     INVESTMENT   FROM CAPITAL
                         OF PERIOD     INCOME     INVESTMENTS      INCOME         GAINS
                        ..................................................................
INCOME FUND
 1998*                    $ 10.82      $ 0.24        $ 0.42       $ (0.24)      $ (0.01)
 1997 (1)                 $ 10.00      $ 0.41        $ 0.82       $ (0.41)           --
GROWTH AND INCOME FUND
 1998*                    $ 11.76      $ 0.18        $ 0.52       $ (0.18)      $ (0.08)
 1997 (1)                 $ 10.00      $ 0.26        $ 1.76       $ (0.26)           --
GROWTH FUND
 1998*                    $ 12.12      $ 0.15        $ 0.66       $ (0.15)      $ (0.09)
 1997 (1)                 $ 10.00      $ 0.18        $ 2.12       $ (0.18)           --
AGGRESSIVE GROWTH FUND
 1998*                    $ 12.58      $ 0.12        $ 0.76       $ (0.12)      $ (0.05)
 1997 (1)                 $ 10.00      $ 0.11        $ 2.58       $ (0.11)           --


 *  All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on October 1, 1996. All ratios for the period have been annualized.
(2) Expense ratios do not include expenses of the underlying funds.



The accompanying notes are an integral part of the financial statements.

                                                                             RATIO OF
                                                            RATIO OF NET    EXPENSES TO
    NET ASSET                                  RATIO OF     INVESTMENT        AVERAGE
      VALUE                   NET ASSETS      EXPENSES TO    INCOME TO       NET ASSETS
     END OF       TOTAL         END OF         AVERAGE        AVERAGE        (EXCLUDING   PORTFOLIO
     PERIOD      RETURN      PERIOD (000)     NET ASSETS     NET ASSETS       WAIVERS)    TURNOVER
  ..................................................................................................
     $11.23      16.05%+      $ 88,377         0.25%(2)        4.63%          0.84%(2)       98%
     $10.82      12.51%+      $ 36,119         0.60%(2)        4.39%          2.00%(2)       29%

     $12.20      23.26%+      $227,292         0.25%(2)        3.31%          0.80%(2)      128%
     $11.76      20.47%+      $ 27,565         0.60%(2)        2.59%          2.10%(2)       37%

     $12.69      28.40%+      $ 61,639         0.25%(2)        2.80%          0.85%(2)       88%
     $12.12      23.23%+      $ 15,676         0.60%(2)        1.61%          2.62%(2)        6%

     $13.29      33.56%+      $ 65,567         0.25%(2)        2.29%          0.84%(2)       93%
     $12.58      27.06%+      $ 13,725         0.60%(2)        0.76%          2.85%(2)        7%



                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited

1    Organization

     The Income Fund, Growth and Income Fund, Growth Fund, and Aggressive Growth Fund (collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"). FASF is a corporation organized under Minnesota law which is registered under the Investment Company Act of 1940, as amended, as an open-end, investment company. The Funds invest in First American Funds, Inc. and First American Investment Funds, Inc. mutual funds in a "fund of funds" structure. FASF's articles of incorporation permit the Board of Directors to create additional funds and classes in the future. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies. Financial statements for the underlying mutual funds may be obtained by calling 1-800-637-2548.


2    Significant Accounting Policies

     SECURITY VALUATION: Investments are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00pm central time) on the valuation date.

     DISTRIBUTION TO SHAREHOLDERS: The Funds declare and pay income dividends monthly.

     FEDERAL INCOME TAXES: It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income. Accordingly, no provisions for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited

     SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     EXPENSES: Expenses that are directly related to one of the Funds are charged directly to that fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net asset value.


3    Fees and Expenses

     Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Adviser) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.25% of the average daily net assets. The Adviser waived their entire fee for the current period. Such waivers are voluntary and may be discontinued at any time.

     Through a separate contractual agreement, U.S. Bank Trust National Association, an affiliate of the Adviser, serves as the Funds' custodian.

     SEI Investments Distribution Co. (SIDCO) and SEI Investments Management Corporation (SIMC) serve as distributor and administrator of the Funds, respectively. FASF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. SIDCO provides administrative services, including certain accounting, legal, and shareholder services, at an annual rate of 0.12% of each Fund's

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited

average daily net assets, with a minimum annual fee of $50,000 per Fund. To the extent that the aggregate net assets of all the First American Funds exceeds $8 billion, the percentage stated above is reduced to 0.105%. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.

     In addition to the investment advisory and management fees, custodian fees, service fees, administrator and transfer agent fees, each fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Fund's direct expenses, as described above, Fund shareholders also bear a proportionate share of the underlying Fund's expenses.

     For the period ended March 31, 1998, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

     DST Systems, Inc. provides transfer agent services for the Fund.


4    Investment Security Transactions

     During the period ended March 31,1998, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities were as follows (000):

                                 PURCHASES       SALES
                                 ..........    .........
        Income Fund              $  60,507     $  57,835
        Growth and Income Fund     159,967       136,981
        Growth Fund                 45,452        29,302
        Aggressive Growth Fund      50,243        32,784

     At March 31, 1998 the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited

appreciation and depreciation for securities held by the Funds at March 31, 1998 is as follows (000):

                                     AGGREGATE        AGGREGATE
                                       GROSS            GROSS
                                   APPRECIATION      DEPRECIATION     NET
                                  ..............    ..............  ......
       Income Fund                    $ 2,021          $ (166)      $1,855
       Growth and Income Fund          10,310            (750)       9,560
       Growth Fund                      3,237            (163)       3,074
       Aggressive Growth Fund           3,887            (178)       3,709

5    Deferred Organizational and Offering Costs

     Organizational costs have been capitalized by the funds and are being amortized over 60 months commencing with operations on a straight-line basis. In the event any of the initial shares are redeemed by any holder thereof during the period that the funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof by the fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $60,000 for organizational work performed by a law firm of which the Secretary of the Funds is a partner.


6    Mergers

     On November 21, 1997, the following reorganization of the Qualivest funds into the First American family of Funds took place pursuant to a Plan of Reorganization approved by the Qualivest shareholders on October 31, 1997:

  QUALIVEST ACQUIRED FUND       FASF ACQUIRING FUND
 ...........................   ......................
Allocated Conservative Fund   Income Fund
Allocated Balanced Fund       Growth and Income Fund
Allocated Growth Fund         Growth Fund
Allocated Aggressive Fund     Aggressive Growth Fund

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited

     The acquisition was accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). Under the Agreement and Plan of Reorganization, Qualivest Class A & Y shares were exchanged for shares of FASF.

     The net assets acquired and shares issued by the corresponding FASF funds were as follows:

              FUND                  NET ASSETS    SHARES ISSUED
 ................................   ............   ..............
  Income Fund                      $10,015,331        917,583
  Growth and Income Fund           139,897,141     12,099,422
  Growth Fund                       28,454,263      2,408,353
  Aggressive Growth Fund            32,858,363      2,704,646

     Included in the net assets from the Qualivest Funds were the following components:

                                                 OVER
                             ADDITIONAL       DISTRIBUTED      REALIZED       UNREALIZED
         FUND             PAID IN CAPITAL       INCOME        GAIN/(LOSS)        GAIN
 ......................   .................   .............   .............   ............
Allocated Conservative       $  329,276        $  (3,142)    $ (7,224)       $ 339,641
Allocated Balanced            6,181,605          (42,048)    (200,084)       6,423,738
Allocated Growth              1,572,626           (8,243)     (11,696)       1,592,565
Allocated Aggressive            985,478          (10,581)      11,601          984,458


     On November 21, 1997 the shares redeemed by the corresponding Qualivest Funds were as follows:

                               SHARES
  QUALIVEST ACQUIRED FUND     REDEEMED
  .......................   ............
  Allocated Conservative    $10,015,331
  Allocated Balanced        139,903,600
  Allocated Growth           28,454,263
  Allocated Aggressive       32,858,362

                             NOTICE TO SHAREHOLDERS
                                 March 31, 1998

                                   Unaudited

Shareholder Voting Results

     A special meeting of shareholders was called for October 31, 1997, at which the shareholders of FASF voted on the election of the company's Board of Directors. The results of the voting were as follows:

ROBERT J. DAYTON                         JOSEPH D. STRAUSS
  FOR                 6,472,937            FOR                 6,472,937
  AGAINST                12,566            AGAINST                12,566
  ABSTAIN                     0            ABSTAIN                     0
ANDREW M. HUNTER                         VIRGINIA L. STRINGER
  FOR                 6,472,937            FOR                 6,472,937
  AGAINST                12,566            AGAINST                12,566
  ABSTAIN                     0            ABSTAIN                     0
LEONARD W. KEDROWSKI                     ROGER A. GIBSON
  FOR                 6,472,937            FOR                 6,472,937
  AGAINST                12,566            AGAINST                12,566
  ABSTAIN                     0            ABSTAIN                     0
ROBERT L. SPIES
  FOR                 6,472,937
  AGAINST                12,566
  ABSTAIN                     0

     A second vote took place to ratify KPMG Peat Marwick as independent public accountants for the company for the fiscal year ended September 30, 1997. The results of the vote were as follows:

                       FOR          6,454,827
                       AGAINST          4,608
                       ABSTAIN         26,066

                 (This page has been left blank intentionally.)

                    FIRST AMERICAN FUNDS BOARD OF DIRECTORS

    MR. ROBERT J. DAYTON
     Director of the First American Funds, Chief Executive Officer of Okabena Company.

    MR. ROGER GIBSON
     Director of the First American Funds, Vice President of North
      America-Mountain Region for United Airlines.

    MR. ANDREW M. HUNTER III
     Director of the First American Funds, Chairman of Hunter,
      Keith Industries.

    MR. LEONARD W. KEDROWSKI
     Director of the First American Funds, Owner and President of Executive Management Consulting, Inc.

    MR. ROBERT SPIES
     Director of the First American Funds, Retired Vice President,
      U.S. Bank National Association.

    MR. JOSEPH D. STRAUSS
     Director of the First American Funds, Former Chairman of
      First American Funds, Owner and President of Strauss
      Management Company.

    MS. VIRGINIA L. STRINGER
     Chairman of the First American Funds, Owner and President of Strategic Management Resources, Inc.

FIRST AMERICAN STRATEGY FUNDS, INC.

1 Freedom Valley Drive
Oaks, Pennsylvania 19456

INVESTMENT ADVISOR

U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN

U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR

SEI INVESTMENTS MANAGEMENT CORPORATION
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT

DST SYSTEMS, INC.
330 West 9th Street
Kansas City, Missouri 64105

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS

KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL

DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402

                              This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the Funds included. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.


[LOGO]
FIRST AMERICAN
   THE POWER OF DISCIPLINED INVESTING                             FASF-1303 5/98